Parent Only Statements - Statements of Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Income Statements, Captions [Line Items]
Operating Expenses	$ 271,200	$ 253,770	$ 287,596
Income before income tax expense	416,527	341,869	87,848
Income tax expense	158,934	126,143	34,411
Net income	258,945	217,620	54,197
Parent Company
Condensed Income Statements, Captions [Line Items]
Income (Loss) from Equity Method Investments	394,270	323,439	81,799
Operating Expenses	3,556	4,871	4,632
Total expenses	3,556	4,871	4,632
Income before income tax expense	390,714	318,568	77,167
Income tax expense	133,121	102,842	23,730
Net income	$ 257,593	$ 215,726	$ 53,437